Contract Liabilities - Summary of Unsatisfied Performance Obligation of Contract Liabilities (Detail) ₺ in Thousands	Dec. 31, 2020 TRY (₺)
Disclosure of performance obligations [line items]
Unsatisfied performance obligation	₺ 1,324,764
Not later than one year [member]
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts	39.00%
Later than one year [member]
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts	61.00%
Telecommunications service [member]
Disclosure of performance obligations [line items]
Unsatisfied performance obligation	₺ 900,816
Equipment revenues [member]
Disclosure of performance obligations [line items]
Unsatisfied performance obligation	₺ 423,948